Contents of Significant Accounts - Post-Employment Benefits - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Actual returns on plan assets	$ 37	$ 136
Expected pension fund contribution in 2024	$ 700
Weighted-average durations of defined benefit obligation	6 years	7 years
Defined benefit plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentages of employees' total monthly salaries and wages to pension fund	2.00%	2.00%	2.00%
Pension expenses	$ 45	$ 34	$ 23
Defined contribution plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentage of employees' monthly salary or wages as monthly contributions to defined contribution plan	6.00%	6.00%	6.00%
Pension expenses	$ 1,655	$ 1,880	$ 1,636